GOODWILL, LICENSE COSTS AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes Company's Goodwill Balance

The following table summarizes the changes in the Company’s goodwill balance:

	December 31, 2018	December 31, 2017
Beginning balance	$9,539	$9,294
Foreign currency adjustment	(525)	245

Balance at the end of the year	$9,014	$9,539

License Costs and Other Intangible Assets

The Company’s license costs and other intangible assets consisted of the following:

		As of December 31, 2018			As of December 31, 2017
	Estimated Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
License costs	7 - 20 years	$187,415	$(109,402)	$78,013	$192,713	$(97,848)	$94,865
Subscriber relationships	7 years	12,546	(9,670)	2,876	13,276	(8,152)	5,124
Other	6 - 14 years	3,537	(3,439)	98	3,618	(3,356)	262

Total		$203,498	$(122,511)	$80,987	$209,607	$(109,356)	$100,251

Estimated Future Amortization Expense

Estimated future amortization expense associated with the net carrying amount of license costs and other intangible assets, based on the exchange rate as of December 31, 2018, is as follows:

Years ending December 31,
2019	$16,557
2020	10,761
2021	7,450
2022	6,412
2023	5,597
Thereafter	34,210

Total	$80,987